Share-based compensation - Share option activities (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Share options , Beginning balance	667,867	908,409	908,409
Number of Share options, Exercised	(107,725)	(53,142)
Number of Share options, Forfeited		(9,096)
Number of Share options, Ending balance	560,142	846,171	667,867	908,409
Weighted average exercise price, Beginning balance	$ 8.16	$ 7.52	$ 7.52
Weighted average exercise price, Exercised	3.64	1.68
Weighted average exercise price, Forfeited		11.88
Weighted average exercise price, Ending balance	$ 9.03	$ 7.84	$ 8.16	$ 7.52
Weighted average remaining contractual life years	4 years 9 months 7 days	5 years 9 months 7 days	5 years 3 months 7 days	6 years 3 months 7 days
Aggregate intrinsic value	$ 3,590	$ 2,996	$ 1,807	$ 2,724